Share-Based Compensation - Summary of Stock Option Pricing Model Assumption (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)	1.31%	0.70%
Volatility	55.42%	56.60%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary share	$ 10.10	$ 5.12
Expected term	10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)			1.90%
Volatility			55.00%
Exercise multiple	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary share			$ 3.02
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)			2.00%
Volatility			56.20%
Exercise multiple	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary share			$ 3.94